Other Liabilities (Table)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Schedule of detailed information about other liabilities
	2020	2019
Pension and post-employment healthcare plans(a)	783,184	98,792
Deferred revenue from performance obligations with customers (b)	422,353	76,250
Provisions for incentives to consultants (c)	292,034	-
Provisions for operating expenses (marketing / technology, etc.) (d)	535,276	156,895
Discontinued operations (e)	153,140	-
Provision for store renovation	99,702	15,997
Crer Para Ver (f)	75,508	51,543
Provisions for rentals (g)	70,598	26,568
Provision for restructuring (h)	68,954	3,401
Long-term incentives (i)	52,745	3,022
Provisions for apportionment of benefits and partnerships payable	10,005	7,860
Other provisions (j)	373,891	67,846
Carbon credit	5,560	4,519
Exclusivity contract	3,000	5,400
Total	2,945,950	518,093

Current	1,832,811	396,391
Non-current	1,113,139	121,702

a)	As of December 31, 2020, Avon's pension and post-retirement plans amounts to R$ 648,990 and Natura's post-employment healthcare plans amounts to R$ 134,194 (R$ 98,792 as of December 31, 2019).
b)

Refers to the deferral of revenue related performance obligations of loyalty programs based on points, sale of gift cards not yet converted into products and programs and events to honor direct selling consultants, of which R$ 318,686 related Avon and R$ 103,667 related to Natura.

c)	Provision for incentive and recognition programs for consultants.
d)	Refers to the Group's operating provisions mainly due to spending on provision of technology services, marketing and advertising, etc., to comply with the accrual basis.
e)

As of December 17, 2015, Avon has contracts that resulted in the separation of operations in the United States, Canada and Puerto Rico. These transactions were closed on March 1st, 2016. From that date, contingent liabilities prior to this transaction and related operations in the United States, Canada and Puerto Rico, are treated as discontinued operations. During the year ended December 31, 2020, Avon recorded R$ 143,112 as administrative expenses related to these provisions.

f)	Refers to Social program contribution for developing the quality of education.
g)

Refers to the (grace) period granted by lessors for the start of payment of rental of certain retail stores, for rental agreements that were not included in the initial measurement of lease liabilities / right-of-use of the subsidiary The Body Shop, in accordance with the exceptions permitted under IFRS 16.

h)	Provision for costs directly related to the plan for changes in the organizational structure, mainly of Avon and The Body Shop organizational structures.
i)	Refers substantially to the variable remuneration plans for Avon executives.
j)	Refers to provisions for insurance coverage, indemnities and long-term contractual obligations.

Avon [member]
Disclosure of defined benefit plans [line items]
Schedule of detailed information about movements of actuarial liabilities

The change in actuarial liabilities for the year ended December 31, 2020 is shown below:

	Pension Plan	Post-retirement benefits	Total
Balance at beginning of year	413,070	107,735	520,805
Cost of services - current	28,015	-	28,015
Interest cost	13,760	3,610	17,370
Administrative costs	2,476	-	2,476
Company contributions	(17,212)	-	(17,212)
Benefits paid	(4,611)	(27,852)	(32,463)
Actuarial gain (loss) in OCI	74,460	2,063	76,523
Reclassifications	(14,451)	-	(14,451)
Plan amendments	-	(21,147)	(21,147)
Special termination benefits	-	(29,915)	(29,915)
Transfers	-	(25,273)	(25,273)
Others	(2,814)	985	(1,829)
Foreign currency changes	117,268	28,823	146,091
Balance at end of year	609,961	39,029	648,990

Schedule of detailed information about actuarial liabilities computation

The significant actuarial assumptions for the determination of the actuarial liability are discount rate and rate of compensation increase. The details of the assumptions are as follows:

	2020
	Pension Plan	Post-retirement benefits
Discount rate	0.30% to 8.50%	3.95%
Rate of compensation increase	1.80% to 6.60%	n/a

Schedule of detailed information about sensitivity analysis for actuarial assumptions

The analysis of the quantitative sensitivity analysis of discount rates and increase in compensation, if the behavior of such rate increased or decreased by 0.5% and its respective effect on the balance (present value of the obligation, or “PVO”) calculated on actuarial liabilities, as of December 31, 2020 is shown below:

	Rate	Chance	PVO
Discount rate	1.53%	0.5% increase	(331,549)
Discount rate	1.53%	0.5% decrease	372,084
Rate of compensation increase	2.74%	0.5% increase	12,472
Rate of compensation increase	2.74%	0.5% decrease	(11,952)

Schedule of expected payments of contributions to the defined benefit plan in future years	The following are the expected payments of contributions to the defined benefit plan in future years:
2021	103,363
2022	89,038
2023	87,706
2024	86,157
2025	83,276
2026 to 2030	395,832

Natura Cosmticos SA [Member]
Disclosure of defined benefit plans [line items]
Schedule of detailed information about movements of actuarial liabilities

The changes of actuarial liabilities for the years ended December 31, 2020 and 2019, is set forth in the table below:

	2020	2019
Balance at the beginning of the year	(98,792)	(78,904)
Cost of the Company´s current service	(620)	(816)
Cost of interest	(7,223)	(7,125)
Expenses paid	2,069	2,427
Actuarial gains (losses) in OCI	(29,628)	(14,374)
Total	(134,194)	(98,792)

Schedule of detailed information about actuarial liabilities computation

The actuarial liability was calculated, on December 31, 2020 and 2019, considering the following main assumptions:

	2020	2019
Discount rate	7.02%	7.39%
Initial growth rate of medical cost	3.75%	7.17%
Inflation rate	3.10%	3.80%
Final growth rate of medical cost	6.97%	7.17%
Growth rate of medical costs due to aging - costs	Per age range 1.25% a 4.75% p.a.	Per age range 1.54% to 4.5% p.a.
Growth rate of medical costs by aging - contributions	0.00%	0.00%
Percentage of adherence to the plan in retirement	Bradesco Plan 69.00% / Unimed Plan 84.00%	87.00%
Schedule of disabled mortality	Mercer Disability	Mercer Disability
Schedule of mortality	AT-2000	AT-2000
Schedule of turnover	Proportional calculation at the time of service	Proportional calculation at the time of service

Schedule of detailed information about sensitivity analysis for actuarial assumptions

The table below sets forth the Medical Inflation Rate and the Discount Rate sensitivity analysis, if such rates increased or decreased by 0.5% and 1%, and their respective effect on the balance (present value of the obligation, or “PVO”) calculated on the actuarial liabilities (maintaining the other assumptions):

	Rate	Chance	VPO
Discount rate	7.02%	0.5% increase	110,383
Discount rate	7.02%	0.5% decrease	165,801
Rate of compensation	6.97%	1% increase	164,501
Rate of compensation	6.97%	1% decrease	110,866